Operating segment information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Segments [Abstract]
Detailed Report of Segments
For the year ended December 31, 2017:

	Investing segment	Operating segment	Inter-segment elimination	Total
Consolidated statement of operations and comprehensive income (loss)
Gross revenue	$-	$4,082	$-	$4,082
Share of income from investments in equity accounted investees	165	-	-	165
Unrealized change in fair value of biological assets (Note 6)	-	(7,637)	-	(7,637)
Cost of sales before fair value adjustments (Note 6)	-	2,040	-	2,040
Realized fair value adjustments on inventory sold in the year (Note 6)	-	2,449	-	2,449
Gain on other investments	4,858	-	-	4,858
Intercompany revenue	624	-	(624)	-
Share-based payments	1,862	-	-	1,862
Interest expense	1	600	(475)	126
Depreciation and amortization	71	470	-	541

Net income (loss)	(368)	3,382	(523)	2,491

Consolidated statement of financial position
Total assets	$151,998	$70,198	$(121,167)	$101,029
Total liabilities	979	67,957	(54,275)	14,661
Shareholders' equity	$151,019	$2,241	$(66,892)	$86,368

Other information
Property, plant and equipment	$1,153	$53,175	$1,844	$56,172
Additions to property, plant and equipment	139	42,908	-	43,046